LONG-TERM DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2023
LONG-TERM DEBT AND CREDIT FACILITIES
LONG-TERM DEBT AND CREDIT FACILITIES
11.	LONG-TERM DEBT AND CREDIT FACILITIES

		December 31, 2023				December 31, 2022
			Deferred
		Nominal	Financing	Carrying	Fair	Carrying	Fair
	Interest Rates	Amount	Costs(a)	Amount	Value(b)	Amount(a)	Value(b)
Senior notes	(i) 4.50%-6.875%	$1,242.6	$(9.1)	$1,233.5	$1,272.3	$1,243.4	$1,215.7
Revolving credit facility	(ii) SOFR plus 1.45%	—	—	—	—	200.0	200.0
Term loan	(ii) SOFR plus 1.25%	1,000.0	(0.9)	999.1	1,000.0	998.2	1,000.0
Tasiast loan	(iii) LIBOR plus 4.38%	—	—	—	—	151.3	160.0
Total long-term and current debt		$2,242.6	$(10.0)	$2,232.6	$2,272.3	$2,592.9	$2,575.7
Less: current portion		—	—	—	—	(36.0)	—
Long-term debt and credit facility		$2,242.6	$(10.0)	$2,232.6	$2,272.3	$2,556.9	$2,575.7

(a)	Includes transaction costs on the senior notes and term loan.
(b)	The fair value of the senior notes is primarily determined using quoted market determined variables. See Note 9iii.

Scheduled debt repayments

							2029 and
		2024	2025	2026	2027	2028	thereafter	Total
Senior notes	(i)	$—	$—	$—	$500.0	$—	$750.0	$1,250.0
Term Loan	(ii)	—	1,000.0	—	—	—	—	1,000.0
Total debt payable		$—	$1,000.0	$—	$500.0	$—	$750.0	$2,250.0

i.	Senior notes

The Company’s $1,250.0 million of senior notes consist of $500.0 million principal amount of 4.50% notes due in 2027, $500.0 million principal amount of 6.250% notes due in 2033 and $250.0 million principal amount of 6.875% notes due in 2041.

On July 5, 2023, the Company completed a $500.0 million offering of debt securities consisting of 6.250% senior notes due in 2033. The carrying value of the senior notes was recognized net of deferred financing costs. On August 10, 2023, the Company redeemed all outstanding $500.0 million 5.950% senior notes due March 15, 2024.

The senior notes (collectively, the “notes”) pay interest semi-annually. Except as noted below, the notes are redeemable by the Company, in whole or part, for cash at any time prior to maturity, at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled principal and interest payments on the notes discounted at the applicable treasury rate, as defined in the indentures, plus a premium of between 45 and 50 basis points, plus accrued interest, if any. Within three months of maturity of the notes due in 2027 and 2033, and within six months of maturity of the notes due in 2041, the Company can only redeem the notes in whole at 100% of the principal amount plus accrued interest, if any. In addition, the Company is required to make an offer to repurchase the notes prior to maturity upon certain fundamental changes at a repurchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the repurchase date, if any.

ii.	Revolving credit facility and term loan

As at December 31, 2023, the Company had utilized $6.8 million of its $1,500.0 million revolving credit facility, entirely for letters of credit. As at December 31, 2022, the Company utilized $206.7 million, of which $6.7 million was used for letters of credit. The revolving credit facility matures on August 4, 2027.

On March 7, 2022, the Company completed a three-year term loan, maturing on March 7, 2025, for $1,000.0 million. The proceeds were used to settle $1,000.0 million of the $1,100.0 million drawn on the revolving credit facility for the acquisition of Great Bear. The term loan has no mandatory amortization payments and can be repaid at any time prior to maturity in 2025.

Loan interest on the revolving credit facility is variable and is dependent on the Company’s credit rating. Based on the Company’s credit rating at December 31, 2023, interest charges and fees are as follows:

Type of credit
Revolving credit facility	SOFR plus		1.45%
Term loan	SOFR plus		1.25%
Letters of credit	0.967	-	1.45%
Standby fee applicable to unused availability			0.29%

The revolving credit facility agreement and the term loan agreement contain various covenants including limits on indebtedness, asset sales and liens. The Company was in compliance with its financial covenant in the credit agreement as at December 31, 2023.

iii.	Tasiast loan

On December 15, 2023, prior to maturity, the Tasiast loan was repaid in full, and the related restricted cash was released. The asset recourse loan had a term of eight years, maturing in December 2027, and a floating interest rate of LIBOR plus a weighted average margin of 4.38%. Under the loan agreement, restricted cash was required to remain in a separate bank account for the duration of the loan.

iv.	Other

The Company has a $300.0 million Letter of Credit guarantee facility with Export Development Canada (“EDC”) with a maturity date of June 30, 2024. Total fees related to letters of credit under this facility were 0.75% of the utilized amount. As at December 31, 2023, $235.7 million (December 31, 2022 - $230.4 million) was utilized under this facility.

In addition, as at December 31, 2023, the Company had $241.8 million (December 31, 2022 - $267.5 million) in letters of credit and surety bonds outstanding in respect of its operations in Brazil, Mauritania, United States and Chile, as well as its discontinued operations in Ghana, which have been issued pursuant to arrangements with certain international banks and incur average fees of 0.75%.

As at December 31, 2023, $376.1 million (December 31, 2022 - $318.0 million) of surety bonds were outstanding, of which $375.1 million (December 31, 2022 - $317.0 million) were in respect of security over reclamation and remediation obligations, with respect to Kinross’ properties in the United States. These surety bonds were issued pursuant to arrangements with international insurance companies and incur fees of 0.55%.

v.	Changes in liabilities arising from financing activities

	Total current	Lease	Accrued interest
	and long-term debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2023	$2,592.9	$47.6	$41.9	$2,682.4
Changes from financing cash flows
Debt issued	588.1	—	—	588.1
Debt repayments	(960.0)	—	—	(960.0)
Interest paid	—	—	(53.2)	(53.2)
Payment of lease liabilities	—	(30.2)	—	(30.2)
	2,221.0	17.4	(11.3)	2,227.1
Other changes
Interest expense and accretion	$—	$2.1	$66.9	$69.0
Capitalized interest	—	—	108.9	108.9
Capitalized interest paid	—	—	(114.1)	(114.1)
Additions of lease liabilities	—	7.9	—	7.9
Other	11.6	0.2	(14.1)	(2.3)
	11.6	10.2	47.6	69.4
Balance as at December 31, 2023	$2,232.6	$27.6	$36.3	$2,296.5

	Total current	Lease	Accrued interest
	and long-term debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2022	$1,629.9	$54.8	$25.3	$1,710.0
Changes from financing cash flows
Debt issued	1,297.6	—	—	1,297.6
Debt repayments	(340.0)	—	—	(340.0)
Interest paid	—	—	(52.4)	(52.4)
Payment of lease liabilities	—	(23.2)	—	(23.2)
	2,587.5	31.6	(27.1)	2,592.0
Other changes
Interest expense and accretion	$—	$2.6	$65.6	$68.2
Capitalized interest	—	—	66.5	66.5
Capitalized interest paid	—	—	(43.7)	(43.7)
Additions of lease liabilities	—	14.8	—	14.8
Other	5.4	(1.4)	(19.4)	(15.4)
	5.4	16.0	69.0	90.4
Balance as at December 31, 2022	$2,592.9	$47.6	$41.9	$2,682.4

(a)	See Note 12.
(b)	Included in Accounts payable and accrued liabilities.